November 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Telecommunications Trust (the "Registrant")
	File No. 2-86519

Dear Sirs:

Pursuant to Rule 497(e) under the Securities Act of 1933, enclosed for filing on behalf of the Registrant is an EDGAR copy of a supplement to the Prospectus of the Smith Barney Telecommunications Income Fund, a series of the Registrant, dated April 30, 1998.


Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/Robert Nelson
Robert Nelson